Consolidated Statement Of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit for the year from continuing operations	$ 6,344,124	$ 9,439,163	$ 6,769,731
Net profit for the year from discontinued operations	0	7,741,194	1,539,990
NET PROFIT FOR THE YEAR	6,344,124	17,180,357	8,309,721
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	9,967,806	5,706,563	3,465,540
Depreciation and amortization	5,959,299	6,019,456	5,517,403
Provisions	182,586	(140,687)	102,778
Exchange rate differences	(958,267)	(4,258,817)	(626,536)
Interest expense	728,693	1,791,144	2,036,781
Investment losses recognized	0	609,489	0
Gain (loss) on disposal of property, plant and equipment	(89,110)	61,421	(7,029)
Income from the operation of Yguazú Cementos S.A (Note 41)	0	(10,031,103)	(1,684,608)
Impairment of property, plant and equipment	152,848	1,429,348	0
Recognition of allowance for other doubtful receivables	49,110	236,259	0
Share-based payments	39,870	0
Changes in operating assets and liabilities
Inventories	287,700	1,190,249	132,668
Other receivables	(399,340)	138,969	909,816
Trade accounts receivable	(1,350,353)	(817,253)	(1,367,001)
Advances from customers	124,456	793,621	(53,634)
Accounts payable	1,464,624	(375,766)	2,071,336
Salaries and social security contributions	711,874	777,938	727,652
Provisions	(172,895)	(72,972)	(223,874)
Tax liabilities	218,546	(151,068)	517,348
Other liabilities	(65,414)	235,768	129,863
Gain on net monetary position	(1,867,269)	(1,266,565)	(2,290,954)
Income tax paid	(6,279,035)	(1,867,765)	(3,590,094)
Net cash generated by continuing operating activities	15,049,853	17,188,586	14,077,176
Net cash generated by discontinued operating activities		1,264,272	2,281,809
Net cash generated by operating activities	15,049,853	18,452,858	16,358,985
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of interest in Yguazú Cementos S.A. (Note 41)	462,591	12,594,748	0
Proceeds from disposal of property, plant and equipment	288,042	60,076	133,755
Payments to acquire property, plant and equipment	(7,088,004)	(14,549,237)	(24,068,543)
Payments to acquire intangibles assets	(102,796)	(130,660)	(114,317)
Payments to acquire investments	(4,228,846)	0	0
Proceeds from maturity of investments	1,915,845	0	0
Contributions to FFFSFI	(91,913)	(132,613)	(60,633)
Net cash used in continuing investing activities	(8,845,081)	(2,157,686)	(24,109,738)
Net cash used in discontinued investing activities		(207,133)	(73,795)
Net cash used in investing activities	(8,845,081)	(2,364,819)	(24,183,533)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	1,250,530	19,157,481	19,513,319
Interest paid	(570,181)	(4,390,645)	(3,982,074)
Dividend paid	0	(4,020,682)	0
Lease payments	(176,737)	(222,052)	(207,158)
Repayment of borrowings	(6,875,948)	(26,377,954)	(10,044,089)
Repurchase of common stock	(2,387,251)	0	0
Net cash (used in) generated by continuing financing activities	(8,759,587)	(15,853,852)	5,279,998
Net cash used in discontinued financing activities		(3,884,074)	(2,371,270)
Net cash (used in) generated by financing activities	(8,759,587)	(19,737,926)	2,908,728
Net decrease in cash and cash equivalents	(2,554,815)	(3,649,887)	(4,915,820)
Less: Net effect of discontinued operation		2,826,935	163,256
Cash and cash equivalents at the beginning of the year	6,604,524	2,680,040	7,368,435
Effect of restating in constant currency of cash and cash equivalents	(219,725)	(236,678)	(332,960)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	(524,285)	4,984,114	397,129
Cash and cash equivalents at the end of the year	$ 3,305,699	$ 6,604,524	$ 2,680,040